4. Credit Card Payable (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Credit Card Payable Balance	$ 35,829	$ 35,829	$ 35,829	$ 35,879